FIDELITY
TREND
FUND

SEMIANNUAL REPORT
JUNE 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  21  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 25  Footnotes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After much speculation about the U.S. Federal Reserve Board's near-term monetary policy, stock and bond investors breathed a sigh of relief when the Fed shifted to a neutral position on rates following its widely anticipated quarter-point increase in short-term rates on June 30. This switch in bias helped the S&P 500(registered trademark) and NASDAQ soar to record-closing highs, and sent yields on the bellwether 30-year Treasury back below 6%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999     PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY TREND                  19.35%         6.15%        93.23%        219.19%

S&P 500 (registered trademark)  12.38%         22.76%       241.86%       459.06%

Growth Funds Average            11.65%         18.87%       182.63%       364.07%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,174 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY TREND                 6.15%        14.08%        12.31%

S&P 500                        22.76%       27.87%        18.78%

Growth Funds Average           18.87%       22.64%        16.15%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Trend                       S&P 500
             00005                       SP001
  1989/06/30      10000.00                    10000.00
  1989/07/31      10641.79                    10903.00
  1989/08/31      11045.97                    11116.70
  1989/09/30      11099.27                    11071.12
  1989/10/31      10470.80                    10814.27
  1989/11/30      10597.38                    11034.88
  1989/12/31      10850.81                    11299.72
  1990/01/31       9913.45                    10541.51
  1990/02/28      10158.62                    10677.49
  1990/03/31      10340.81                    10960.45
  1990/04/30       9838.54                    10686.44
  1990/05/31      10771.68                    11728.36
  1990/06/30      10788.91                    11648.61
  1990/07/31      10574.71                    11611.33
  1990/08/31       9520.93                    10561.67
  1990/09/30       8792.15                    10047.32
  1990/10/31       8420.38                    10004.11
  1990/11/30       9173.78                    10650.38
  1990/12/31       9477.13                    10947.52
  1991/01/31      10071.77                    11424.84
  1991/02/28      10968.69                    12241.71
  1991/03/31      11213.98                    12537.96
  1991/04/30      11327.96                    12568.05
  1991/05/31      11858.18                    13110.99
  1991/06/30      11023.20                    12510.51
  1991/07/31      11786.33                    13093.50
  1991/08/31      12073.74                    13403.81
  1991/09/30      11994.45                    13179.97
  1991/10/31      12120.81                    13356.58
  1991/11/30      11427.06                    12818.31
  1991/12/31      12915.11                    14284.73
  1992/01/31      12995.78                    14019.03
  1992/02/29      13306.37                    14201.28
  1992/03/31      12874.09                    13924.35
  1992/04/30      12798.11                    14333.73
  1992/05/31      13112.49                    14403.97
  1992/06/30      12813.83                    14189.35
  1992/07/31      13534.29                    14769.69
  1992/08/31      13319.46                    14466.91
  1992/09/30      13518.58                    14637.62
  1992/10/31      13840.82                    14688.85
  1992/11/30      14655.60                    15189.74
  1992/12/31      15081.27                    15376.58
  1993/01/31      15443.00                    15505.74
  1993/02/28      15352.65                    15716.62
  1993/03/31      15996.99                    16048.24
  1993/04/30      15408.43                    15659.87
  1993/05/31      16245.24                    16079.56
  1993/06/30      16543.70                    16126.19
  1993/07/31      16499.07                    16061.68
  1993/08/31      17363.78                    16670.42
  1993/09/30      17743.13                    16542.06
  1993/10/31      18066.69                    16884.48
  1993/11/30      17229.89                    16724.08
  1993/12/31      17969.08                    16926.44
  1994/01/31      18683.83                    17501.94
  1994/02/28      18029.91                    17027.63
  1994/03/31      16861.98                    16285.23
  1994/04/30      16956.26                    16493.68
  1994/05/31      16992.76                    16764.18
  1994/06/30      16518.29                    16353.45
  1994/07/31      16962.35                    16889.85
  1994/08/31      17941.70                    17582.33
  1994/09/30      17555.44                    17151.56
  1994/10/31      17634.52                    17537.47
  1994/11/30      16664.28                    16898.76
  1994/12/31      16765.71                    17149.37
  1995/01/31      16624.33                    17594.05
  1995/02/28      17170.14                    18279.69
  1995/03/31      17433.19                    18819.12
  1995/04/30      17683.08                    19373.35
  1995/05/31      18067.78                    20147.70
  1995/06/30      18636.61                    20615.73
  1995/07/31      19544.11                    21299.35
  1995/08/31      20073.48                    21352.81
  1995/09/30      20691.63                    22253.90
  1995/10/31      20168.84                    22174.45
  1995/11/30      20803.43                    23147.91
  1995/12/31      20473.40                    23593.74
  1996/01/31      20886.93                    24396.87
  1996/02/29      21578.70                    24623.03
  1996/03/31      21566.86                    24860.15
  1996/04/30      22142.82                    25226.59
  1996/05/31      22754.28                    25877.18
  1996/06/30      22178.33                    25975.77
  1996/07/31      20912.01                    24828.16
  1996/08/31      21401.18                    25351.79
  1996/09/30      22687.22                    26778.59
  1996/10/31      22442.64                    27517.14
  1996/11/30      23996.93                    29597.16
  1996/12/31      23950.50                    29010.84
  1997/01/31      24937.01                    30823.44
  1997/02/28      23728.60                    31065.10
  1997/03/31      21882.80                    29788.63
  1997/04/30      21607.63                    31567.01
  1997/05/31      24549.89                    33488.81
  1997/06/30      26158.61                    34989.11
  1997/07/31      27970.53                    37773.19
  1997/08/31      27750.39                    35657.14
  1997/09/30      30040.70                    37610.08
  1997/10/31      27504.85                    36353.90
  1997/11/30      26497.29                    38036.73
  1997/12/31      25999.30                    38689.82
  1998/01/31      25980.08                    39117.73
  1998/02/28      28368.12                    41938.90
  1998/03/31      30410.20                    44086.59
  1998/04/30      31010.81                    44530.10
  1998/05/31      29526.10                    43764.63
  1998/06/30      30069.05                    45542.35
  1998/07/31      28728.49                    45057.32
  1998/08/31      20675.48                    38542.93
  1998/09/30      21963.19                    41011.99
  1998/10/31      22707.95                    44347.91
  1998/11/30      24259.93                    47035.84
  1998/12/31      26744.06                    49746.04
  1999/01/31      28613.17                    51826.42
  1999/02/28      27849.19                    50215.65
  1999/03/31      29170.54                    52224.78
  1999/04/30      30621.62                    54247.45
  1999/05/31      30030.61                    52966.67
  1999/06/30      31918.94                    55906.32
IMATRL PRASUN   SHR__CHT 19990630 19990714 110528 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Trend Fund on June 30, 1989. As the chart shows, by June 30, 1999, the value of the investment would have grown to $31,919 - a 219.19% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $55,906 - a 459.06% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Signs of continued strength and
emerging inflationary pressures
in the U.S. economy bred investor
uncertainty, which induced stock
markets to give back some of their
gains early, yet bulls won the battle
of wills over their bearish
counterparts as domestic equity
markets surged to a strong finish for
the six-
month period that ended June 30,
1999. The Dow Jones Industrial
Average - an index of 30
blue-chip stocks - locked in a
healthy return of 20.39% for the
period. The technology-laden
NASDAQ returned 22.70%,
while the Standard & Poor's 500
Index posted a return of 12.38%.
The overall market's sudden
rotation to economically sensitive
cyclical and out-of-favor value stocks
marked much of April and May.
This movement away from
large-company growth stocks and
the subsequent broadening of the
market was reflected in the rebound
of the small-cap universe, as
portrayed by the Russell 2000
Index, which handily outpaced the
larger-cap constituents of the S&P
500 by a total of 8.50% in the
second quarter. However,
indications of a moderating economy
and stronger earnings growth late
in the period fueled a rally in
growth stocks and helped them
regain center stage in June.
Generally wary investors warmly
applauded the Federal Reserve
Board's June 30 decision to
abandon its bias toward raising
interest rates and to limit its
pre-emptive strike against inflation
to a single quarter-point hike.

(photograph of Nick Thakore)

An interview with Nick Thakore, Portfolio Manager of Fidelity Trend
Fund

Q. HOW DID THE FUND PERFORM, NICK?

A. Fund performance during the period was strong. For the six months that ended June 30, 1999, the fund posted a total return of 19.35%, outpacing the Standard & Poor's 500 Index and the growth funds average, as tracked by Lipper Inc., which returned 12.38% and 11.65%, respectively. The fund underperformed early in the 12-month period that ended June 30, 1999, so its 6.15% return lagged the S&P 500 index and the growth funds average, which returned 22.76% and 18.87%, respectively.

Q. CAN YOU HIGHLIGHT THE PRIMARY FACTORS CONTRIBUTING TO THE FUND'S
TURNAROUND?

A. Since taking over the fund last November, the majority of the fund's largest holdings turned in strong results. Also, as a group, large constituents of the S&P 500 not owned by the fund underperformed during the period. Additionally the fund had exposure to both traditional growth and cyclical stocks, which kept the fund from missing large advances both of these segments had during the 6-month period. Finally, while the fund was quite balanced across the 11 S&P economic sectors, it benefited from large industry bets within these sectors. For example, the fund was greatly helped by a large overweight in Biotech stocks and underweight in large pharmaceutical companies.

Q. DID YOU PURSUE ANY OTHER INVESTMENT STRATEGIES DURING THE PERIOD?

A. Within the technology sector, I focused on communications equipment companies such as Cisco, versus the computer equipment manufacturers such as Dell, IBM and Intel. This strategy worked out well as investors grew concerned about potential Year 2000 (Y2K) problems and weaker sales that could ensue for computer companies. Another strategy for the fund was a concentration in faster growth segments of telecommunications services, such as some long distance companies and competitive local exchange carriers, rather than the traditionally slower growing regional bell operating companies.

Q. WHICH HOLDINGS WORKED OUT WELL FOR THE FUND?

A. Williams Companies performed well for the fund. This company is engaged in two very different businesses, energy services and telecommunications. The stock benefited from a recovery in energy prices as well as greater recognition of hidden value from a potential initial public offering of the telecommunications segment. Other solid performers were Navistar International and Cincinnati Bell. I felt Navistar, an auto-parts manufacturer, was undervalued and that its consensus earnings estimates were too low given improving trends in both the truck and engine divisions. Shares of Cincinnati Bell rallied as the company spun-off its troubled billing business from its profitable telecommunications business.

Q. WHICH STOCKS TURNED OUT TO BE DISAPPOINTMENTS?

A. Philip Morris, Eli Lilly and Compuware were the main detractors. The negative regulatory environment and persistent litigation costs punished Philip Morris' stock during the period. Eli Lilly was hurt as the market rotated out of large-cap pharmaceuticals and investors became concerned about the growth prospects for its biggest-selling drug - Prozac. Shares of Compuware suffered as investors worried about the potential impact of Y2K problems on their business.

Q. WHAT'S YOUR OUTLOOK?

A. I view this as an uncertain time in terms of the direction of inflation, interest rates and the U.S. economy. As a result, I've kept the fund reasonably balanced in terms of sector weightings and will continue to focus on in-depth research and stock picking to find the best growth stories at the right price in an effort to outperform the broader market.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to increase the value of
the fund's shares by investing
mainly in equity securities of
companies likely to benefit
from economic, financial, or
market trends

FUND NUMBER: 005

TRADING SYMBOL: FTRNX

START DATE: June 16, 1958

SIZE: as of June 30, 1999,
more than $1.3 billion

MANAGER: Nick Thakore,
since November 1998;
manager, Fidelity Utilities
Fund, Fidelity Advisor Utilities
Growth Fund and Fidelity
Select Utilities Growth
Portfolio, 1997-1998;
Fidelity Select
Telecommunications Portfolio
1996-1998; joined Fidelity
in 1993

NICK THAKORE ON HIS
INVESTMENT STYLE:

"My focus is on finding the best
growth stories but with sensitivity
as to what price is being paid for
the growth. My goal is for the fund
as a whole to have superior
projected earnings growth
relative to the S&P 500 but for the
valuation to be at a discount to the
growth. This means that I am likely
to avoid some aggressive growth
companies for which I view
valuation as too high and include
some slower growth companies
that are attractively valued. In
addition, I view companies'
recent earnings performance
relative to Wall Street's
expectations, our internal
projected earnings expectations
relative to Wall Street and insider
buying as valuable clues in stock
selection.

"When growth prospects relative
to their valuation appear
particularly compelling for
economic sectors, such as energy
stocks earlier this year, I will look
to overweight them. However, in
general, the goal is to have the
fund's relative performance
dictated by individual stock
picking rather than
macroeconomic bets."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF JUNE 30,
1999

                                 % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                          THESE STOCKS 6 MONTHS AGO

Microsoft Corp.                   3.4                      3.5

MCI WorldCom, Inc.                3.3                      4.2

Tyco International Ltd.           2.9                      3.1

Medpartners, Inc.                 2.6                      0.0

Tricon Global Restaurants, Inc.   2.5                      0.5

Williams Companies, Inc.          2.4                      0.0

Citigroup, Inc.                   2.1                      1.9

Lucent Technologies, Inc.         2.0                      0.9

Cincinnati Bell, Inc.             1.9                      1.4

General Electric Co.              1.8                      2.9

TOP FIVE MARKET SECTORS AS OF
JUNE 30, 1999

                                 % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                          THESE MARKET SECTORS 6
                                                          MONTHS AGO

TECHNOLOGY                        19.9                     18.5

FINANCE                           13.1                     15.4

UTILITIES                         12.8                     11.6

MEDIA & LEISURE                   8.4                      7.8

HEALTH                            7.8                      11.9



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JUNE 30, 1999 *                                                  AS OF DECEMBER 31, 1998 **

Stocks                  98.3%                                          Stocks                  98.2%

Convertible  Securities  0.0%                                          Convertible  Securities  1.0%

Short-term  Investments  1.7%                                          Short-term  Investments  0.8%

* FOREIGN INVESTMENTS    3.8%                                          ** FOREIGN INVESTMENTS   3.4%

Row: 1, Col: 1, Value: 98.3                                            Row: 1, Col: 1, Value: 98.2
Row: 1, Col: 2, Value: 0.0                                             Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                             Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0                                             Row: 1, Col: 4, Value: 1.0
Row: 1, Col: 5, Value: 0.0                                             Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                             Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                             Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 1.7                                             Row: 1, Col: 8, Value: 0.8






INVESTMENTS JUNE 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



COMMON STOCKS - 98.3%

                                 SHARES                    VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 0.1%

DEFENSE ELECTRONICS - 0.1%

Raytheon Co. Class A              20,800                   $ 1,433

BASIC INDUSTRIES - 2.7%

CHEMICALS & PLASTICS - 1.6%

Airgas, Inc. (a)                  425,500                   5,212

Eastman Chemical Co.              35,500                    1,837

Fuller (H.B.) Co.                 41,931                    2,867

Great Lakes Chemical Corp.        30,800                    1,419

Hanna (M.A.) Co.                  193,600                   3,182

Ivex Packaging Corp. (a)          62,200                    1,368

Union Carbide Corp.               52,700                    2,569

Wellman, Inc.                     204,900                   3,266

                                                            21,720

METALS & MINING - 0.4%

Inco Ltd.                         331,700                   5,964

PACKAGING & CONTAINERS - 0.3%

Owens-Illinois, Inc. (a)          42,100                    1,376

Tupperware Corp.                  81,400                    2,076

                                                            3,452

PAPER & FOREST PRODUCTS - 0.4%

Pentair, Inc.                     120,800                   5,527

TOTAL BASIC INDUSTRIES                                      36,663

CONSTRUCTION & REAL ESTATE -
2.3%

BUILDING MATERIALS - 0.7%

American Standard Companies,      137,700                   6,610
Inc. (a)

Florida Rock Industries, Inc.     28,800                    1,310

York International Corp.          47,100                    2,016

                                                            9,936

ENGINEERING - 0.2%

EG & G, Inc.                      41,300                    1,471

Fluor Corp.                       32,900                    1,332

                                                            2,803

REAL ESTATE - 0.3%

Boardwalk Equities, Inc. (a)      434,900                   4,430

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE INVESTMENT TRUSTS
- 1.1%

Apartment Investment &            100,600                  $ 4,301
Management Co. Class A

Equity Office Properties Trust    95,900                    2,457

Equity Residential Properties     30,400                    1,370
Trust (SBI)

Public Storage, Inc.              48,700                    1,364

Simon Property Group, Inc.        47,100                    1,195

Starwood Hotels & Resorts         113,200                   3,460
Worldwide, Inc.

                                                            14,147

TOTAL CONSTRUCTION & REAL                                   31,316
ESTATE

DURABLES - 6.0%

AUTOS, TIRES, & ACCESSORIES -
3.5%

Federal-Mogul Corp.               361,400                   18,793

Ford Motor Co.                    62,700                    3,539

Navistar International Corp.      488,700                   24,435
(a)

                                                            46,767

CONSUMER ELECTRONICS - 0.2%

Gemstar International Group       32,000                    2,088
Ltd. (a)

HOME FURNISHINGS - 0.0%

Newell Rubbermaid, Inc.           14,200                    660

TEXTILES & APPAREL - 2.3%

Jones Apparel Group, Inc. (a)     300,000                   10,294

NIKE, Inc. Class B                250,500                   15,860

Unifi, Inc. (a)                   161,000                   3,421

WestPoint Stevens, Inc. Class     44,600                    1,330
A

                                                            30,905

TOTAL DURABLES                                              80,420

ENERGY - 6.5%

ENERGY SERVICES - 0.8%

BJ Services Co. (a)               88,800                    2,614

Halliburton Co.                   67,900                    3,072

Precision Drilling Corp.          37,200                    712
Class A

Schlumberger Ltd.                 59,700                    3,802

UTI Energy Corp. (a)              88,400                    1,464

                                                            11,664

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

ENERGY - CONTINUED

OIL & GAS - 5.7%

Alberta Energy Co. Ltd.           26,700                   $ 863

Amerada Hess Corp.                35,000                    2,083

Anderson Exploration Ltd. (a)     48,100                    636

Apache Corp.                      31,800                    1,240

Chesapeake Energy Corp.           1,000,000                 2,938

Chevron Corp.                     27,300                    2,599

Denbury Resources, Inc. (a)       196,400                   886

Exxon Corp.                       54,800                    4,226

Kerr-McGee Corp.                  123,600                   6,203

Mobil Corp.                       240,800                   23,839

Murphy Oil Corp.                  21,300                    1,040

Noble Affiliates, Inc.            29,200                    823

Occidental Petroleum Corp.        529,900                   11,194

Petroleum Geo-Services ASA        40,000                    595
sponsored ADR (a)

Range Resources Corp.             239,500                   1,467

Ranger Oil Ltd. (a)               174,400                   853

Santa Fe Snyder Corp. (a)         120,745                   921

Texaco, Inc.                      33,300                    2,081

Tosco Corp.                       109,700                   2,845

Union Pacific Resources           78,900                    1,287
Group, Inc.

Upton Resources, Inc. (a)         31,300                    52

USX-Marathon Group                247,000                   8,043

                                                            76,714

TOTAL ENERGY                                                88,378

FINANCE - 13.1%

BANKS - 3.2%

Bank of America Corp.             138,870                   10,181

Bank of New York Co., Inc.        95,000                    3,485

Bank One Corp.                    38,200                    2,275

Chase Manhattan Corp.             185,300                   16,052

Comerica, Inc.                    55,000                    3,269

Toronto Dominion Bank             23,700                    1,082

U.S. Bancorp                      53,400                    1,816

Wells Fargo & Co.                 109,300                   4,673

                                                            42,833

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE - 5.9%

American Express Co.              40,000                   $ 5,205

Associates First Capital          527,600                   23,379
Corp. Class A

Citigroup, Inc.                   601,600                   28,576

Household International, Inc.     203,200                   9,627

Metris Companies, Inc.            99,400                    4,051

Providian Financial Corp.         95,400                    8,920

                                                            79,758

FEDERAL SPONSORED CREDIT - 2.1%

Fannie Mae                        144,300                   9,867

Freddie Mac                       135,500                   7,859

SLM Holding Corp.                 225,200                   10,317

                                                            28,043

INSURANCE - 1.7%

Ambac Financial Group, Inc.       24,300                    1,388

American International Group,     42,900                    5,022
Inc.

MBIA, Inc.                        21,600                    1,399

UICI (a)                          552,600                   15,266

                                                            23,075

SECURITIES INDUSTRY - 0.2%

Morgan Stanley, Dean Witter &     30,600                    3,137
Co.

TOTAL FINANCE                                               176,846

HEALTH - 7.8%

DRUGS & PHARMACEUTICALS - 6.2%

Allergan, Inc.                    32,400                    3,596

Biogen, Inc. (a)                  94,400                    6,071

Bristol-Myers Squibb Co.          45,400                    3,198

Forest Laboratories, Inc. (a)     133,000                   6,151

Lilly (Eli) & Co.                 208,100                   14,905

Medimmune, Inc. (a)               47,400                    3,211

Merck & Co., Inc.                 238,400                   17,642

Quintiles Transnational Corp.     69,400                    2,915
(a)

Schering-Plough Corp.             67,500                    3,578

Teva Pharmaceutical               65,600                    3,214
Industries Ltd. ADR

Warner-Lambert Co.                284,600                   19,744

                                                            84,225

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- 1.3%

Cardinal Health, Inc.             83,000                   $ 5,322

Johnson & Johnson                 127,900                   12,534

                                                            17,856

MEDICAL FACILITIES MANAGEMENT
- 0.3%

Express Scripts, Inc. Class A     40,000                    2,408
(a)

Lincare Holdings, Inc. (a)        35,800                    895

                                                            3,303

TOTAL HEALTH                                                105,384

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.8%

ELECTRICAL EQUIPMENT - 2.2%

ANTEC Corp. (a)                   41,900                    1,343

California Amplifier, Inc. (a)    520,000                   3,380

General Electric Co.              218,900                   24,736

                                                            29,459

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.1%

AGCO Corp.                        335,000                   3,790

Tyco International Ltd.           411,000                   38,942

                                                            42,732

POLLUTION CONTROL - 0.5%

Waste Management, Inc.            119,400                   6,418

TOTAL INDUSTRIAL MACHINERY &                                78,609
EQUIPMENT

MEDIA & LEISURE - 8.4%

BROADCASTING - 2.3%

EchoStar Communications Corp.     15,700                    2,409
Class A (New) (a)

MediaOne Group, Inc.              295,300                   21,963

TCI Music, Inc. Class A (a)       38,700                    1,369

Time Warner, Inc.                 66,604                    4,895

                                                            30,636

ENTERTAINMENT - 1.8%

King World Productions, Inc.      110,100                   3,833
(a)

Mandalay Resort Group (a)         548,000                   11,577

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - CONTINUED

Park Place Entertainment          232,600                  $ 2,253
Corp.

Viacom, Inc. Class B              164,200                   7,225
(non-vtg.) (a)

                                                            24,888

LEISURE DURABLES & TOYS - 0.7%

Champion Enterprises, Inc. (a)    107,700                   2,006

Hasbro, Inc.                      242,600                   6,778

                                                            8,784

LODGING & GAMING - 0.1%

Harrah's Entertainment, Inc.      86,300                    1,899
(a)

PUBLISHING - 0.5%

Gannet, Inc.                      34,500                    2,462

Knight-Ridder, Inc.               72,000                    3,956

                                                            6,418

RESTAURANTS - 3.0%

McDonald's Corp.                  165,300                   6,829

Tricon Global Restaurants,        620,400                   33,579
Inc. (a)

                                                            40,408

TOTAL MEDIA & LEISURE                                       113,033

NONDURABLES - 3.9%

BEVERAGES - 0.7%

Anheuser-Busch Companies,         37,600                    2,667
Inc.

Canandaigua Wine, Inc. Class      125,600                   6,586
A (a)

                                                            9,253

FOODS - 0.8%

American Italian Pasta Co.        110,500                   3,356
Class A (a)

Corn Products International,      119,300                   3,631
Inc.

Nabisco Holdings Corp. Class A    98,100                    4,243

                                                            11,230

HOUSEHOLD PRODUCTS - 1.6%

Procter & Gamble Co.              234,100                   20,893

TOBACCO - 0.8%

Philip Morris Companies, Inc.     270,200                   10,859

TOTAL NONDURABLES                                           52,235

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

PRECIOUS METALS - 0.9%

Newmont Mining Corp.              333,600                  $ 6,630

Placer Dome, Inc.                 462,300                   5,405

                                                            12,035

RETAIL & WHOLESALE - 3.8%

APPAREL STORES - 1.0%

Abercrombie & Fitch Co. Class     124,800                   5,990
A (a)

Limited, Inc. (The)               100,400                   4,556

Venator Group, Inc. (a)           243,100                   2,537

                                                            13,083

DRUG STORES - 0.2%

CVS Corp.                         60,800                    3,086

GENERAL MERCHANDISE STORES -
0.9%

Federated Department Stores,      73,500                    3,891
Inc. (a)

Saks, Inc. (a)                    104,900                   3,029

Wal-Mart Stores, Inc.             117,800                   5,684

                                                            12,604

GROCERY STORES - 1.3%

Fleming Companies, Inc.           334,700                   3,891

Kroger Co. (a)                    467,600                   13,064

                                                            16,955

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.4%

Lowe's Companies, Inc.            104,500                   5,924

TOTAL RETAIL & WHOLESALE                                    51,652

SERVICES - 3.6%

ADVERTISING - 0.5%

DoubleClick, Inc. (a)             58,500                    5,367

Getty Images, Inc. (a)            56,200                    1,061

                                                            6,428

LEASING & RENTAL - 0.1%

United Rentals, Inc. (a)          48,700                    1,437

PRINTING - 0.2%

Donnelley (R.R.) & Sons Co.       70,000                    2,594

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

SERVICES - CONTINUED

SERVICES - 2.8%

International Telecom Data        172,000                  $ 2,752
Systems, Inc. (a)

Medpartners, Inc. (a)             4,646,600                 35,140

                                                            37,892

TOTAL SERVICES                                              48,351

TECHNOLOGY - 19.9%

COMMUNICATIONS EQUIPMENT - 4.6%

Aspect Telecommunications         242,000                   2,360
Corp. (a)

Cisco Systems, Inc. (a)           294,400                   18,970

Lucent Technologies, Inc.         391,810                   26,423

Nokia AB sponsored ADR            154,200                   14,119

                                                            61,872

COMPUTER SERVICES & SOFTWARE
- 9.0%

ACTV, Inc. (a)                    139,000                   1,929

Affiliated Computer Services,     107,200                   5,427
Inc. Class A (a)

America Online, Inc.              32,500                    3,591

Ariba, Inc.                       2,900                     282

Ask Jeeves, Inc.                  200                       3

At Home Corp. Series A (a)        119,200                   6,429

Bell & Howell Co. (a)             109,500                   4,140

BMC Software, Inc.                27,000                    1,458

Clarent Corp.                     900                       14

Computer Associates               26,200                    1,441
International, Inc.

Compuware Corp. (a)               47,200                    1,502

DST Systems, Inc. (a)             108,216                   6,804

eBay, Inc.                        26,400                    3,996

Electronic Data Systems Corp.     94,800                    5,362

Electronics for Imaging, Inc.     53,400                    2,743
(a)

Inktomi Corp.                     22,200                    2,898

International Business            63,200                    8,169
Machines Corp.

Microsoft Corp. (a)               516,100                   46,544

NCR Corp. (a)                     52,800                    2,577

Novell, Inc. (a)                  51,500                    1,365

PeopleSoft, Inc.                  41,000                    707

Sabre Group Holdings, Inc.        70,800                    4,868
Class A (a)

Siebel Systems, Inc. (a)          12,300                    816

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Unisys Corp. (a)                  155,100                  $ 6,039

Visual Networks, Inc. (a)         63,600                    2,035

                                                            121,139

COMPUTERS & OFFICE EQUIPMENT
- 2.6%

Adaptec, Inc. (a)                 210,300                   7,426

Comverse Technology, Inc. (a)     153,700                   11,604

EMC Corp. (a)                     50,500                    2,778

Gateway, Inc. (a)                 63,500                    3,747

Hewlett-Packard Co.               95,300                    9,578

                                                            35,133

ELECTRONIC INSTRUMENTS - 0.2%

JDS Fitel, Inc. (a)               40,000                    3,377

ELECTRONICS - 3.5%

Celestica, Inc. (sub-vtg.)        63,000                    2,744

Intel Corp.                       197,600                   11,757

Motorola, Inc.                    148,100                   14,032

National Semiconductor Corp.      548,100                   13,874
(a)

Texas Instruments, Inc.           30,400                    4,408

                                                            46,815

TOTAL TECHNOLOGY                                            268,336

TRANSPORTATION - 0.7%

AIR TRANSPORTATION - 0.0%

AMR Corp. (a)                     9,300                     635

RAILROADS - 0.3%

Burlington Northern Santa Fe      124,200                   3,850
Corp.

TRUCKING & FREIGHT - 0.4%

American Freightways Corp. (a)    136,300                   2,666

USFreightways Corp.               63,100                    2,922

                                                            5,588

TOTAL TRANSPORTATION                                        10,073

UTILITIES - 12.8%

CELLULAR - 2.1%

ALLTEL Corp.                      168,700                   12,062

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

CELLULAR - CONTINUED

Associated Group, Inc. Class      149,600                  $ 9,743
A (a)

Vodafone AirTouch PLC             37,500                    7,388
sponsored ADR

                                                            29,193

ELECTRIC UTILITY - 1.2%

Calpine Corp. (a)                 137,800                   7,441

Illinova Corp.                    79,700                    2,172

IPALCO Enterprises, Inc.          98,100                    2,078

PG&E Corp.                        135,500                   4,404

                                                            16,095

GAS - 2.6%

Dynegy, Inc.                      16,300                    332

Ocean Energy, Inc. (a)            198,800                   1,913

Williams Companies, Inc.          766,300                   32,616

                                                            34,861

TELEPHONE SERVICES - 6.9%

Ameritech Corp.                   101,000                   7,424

CenturyTel, Inc.                  66,200                    2,631

Cincinnati Bell, Inc.             1,029,400                 25,671

IXC Communications, Inc. (a)      53,100                    2,087

MCI WorldCom, Inc. (a)            515,900                   44,400

McLeodUSA, Inc. Class A (a)       45,000                    2,475

TALK.com, Inc. (a)                753,100                   8,472

                                                            93,160

TOTAL UTILITIES                                             173,309

TOTAL COMMON STOCKS                                         1,328,073
(Cost $1,092,069)

CONVERTIBLE PREFERRED STOCKS
- 0.0%



SERVICES - 0.0%

Medpartners, Inc. $1.44 TAPS      52,100                    560
(Cost $471)

CASH EQUIVALENTS - 1.7%

                                 SHARES                    VALUE (NOTE 1) (000S)

Taxable Central Cash Fund (b)     23,123,020               $ 23,123
(Cost $23,123)

TOTAL INVESTMENT IN                                        $ 1,351,756
SECURITIES - 100%
(Cost $1,115,663)


SECURITY TYPE ABBREVIATIONS

TAPS                         -   Threshold Appreciation Price
                                 Securities

LEGEND
(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.84%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

INCOME TAX INFORMATION

At June 30, 1999, the aggregate cost of investment securities for income tax purposes was $1,126,165,000. Net unrealized appreciation aggregated $225,591,000, of which $248,329,000 related to appreciated investment securities and $22,738,000 related to depreciated investment securities.

At December 31, 1998, the fund had a capital loss carryforward of approximately $97,693,000 which will expire on December 31, 2006.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)          JUNE 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at            $ 1,351,756
value (cost $1,115,663) -
See accompanying schedule

Receivable for investments               41,016
sold

Receivable for fund shares               3,638
sold

Dividends receivable                     1,077

Interest receivable                      54

Other receivables                        2,890

 TOTAL ASSETS                            1,400,431

LIABILITIES

Payable to custodian bank      $ 800

Payable for investments         58,622
purchased

Payable for fund shares         5,041
redeemed

Accrued management fee          386

Other payables and accrued      97
expenses

 TOTAL LIABILITIES                       64,946

NET ASSETS                              $ 1,335,485

Net Assets consist of:

Paid in capital                         $ 1,029,859

Undistributed net investment             1,791
income

Accumulated undistributed net            67,757
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation              236,078
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 20,105 shares           $ 1,335,485
outstanding

NET ASSET VALUE, offering                $66.43
price and redemption price
per share ($1,335,485
(divided by) 20,105 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS    SIX
                        MONTHS ENDED JUNE 30, 1999
                                       (UNAUDITED)

INVESTMENT INCOME                          $ 4,762
Dividends

Interest                                    224

 TOTAL INCOME                               4,986

EXPENSES

Management fee Basic fee         $ 3,601

 Performance adjustment           (1,357)

Transfer agent fees               959

Accounting fees and expenses      211

Non-interested trustees'          6
compensation

Custodian fees and expenses       47

Registration fees                 35

Audit                             20

Legal                             8

Interest                          36

Miscellaneous                     16

 Total expenses before            3,582
reductions

 Expense reductions               (386)     3,196

NET INVESTMENT INCOME                       1,790

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            174,733

 Foreign currency transactions    (69)      174,664

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            42,318

 Assets and liabilities in        (36)      42,282
foreign currencies

NET GAIN (LOSS)                             216,946

NET INCREASE (DECREASE) IN                 $ 218,736
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS            SIX MONTHS ENDED JUNE 30,  YEAR ENDED DECEMBER 31, 1998
                                1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment       $ 1,790                    $ 1,313
income

 Net realized gain (loss)        174,664                    (49,738)

 Change in net unrealized        42,282                     89,719
appreciation (depreciation)

 NET INCREASE (DECREASE) IN      218,736                    41,294
NET ASSETS RESULTING  FROM
OPERATIONS

Share transactions Net           241,647                    794,088
proceeds from sales of shares

 Cost of shares redeemed         (320,352)                  (1,069,994)

 NET INCREASE (DECREASE) IN      (78,705)                   (275,906)
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)      140,031                    (234,612)
IN NET ASSETS

NET ASSETS

 Beginning of period             1,195,454                  1,430,066

 End of period (including       $ 1,335,485                $ 1,195,454
undistributed net investment
income of $1,791 and $1,003,
respectively)

OTHER INFORMATION
Shares

 Sold                            3,959                      13,653

 Redeemed                        (5,333)                    (18,604)

 Net increase (decrease)         (1,374)                    (4,951)


FINANCIAL HIGHLIGHTS

                                                            YEARS ENDED DECEMBER 31,

                                 SIX MONTHS ENDED JUNE 30,  1998                      1997     1996     1995     1994
                                 1999 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 55.66                    $ 54.11                   $ 56.81  $ 52.48  $ 50.99  $ 59.08
period

Income from Investment
Operations

Net investment  income            .09 C                      .05 C                     .08 C    .62 D    .46      .20

Net realized  and unrealized      10.68                      1.50                      4.46     8.18     10.71    (4.24)
gain (loss)

Total from  investment            10.77                      1.55                      4.54     8.80     11.17    (4.04)
operations

Less Distributions

 From net investment income       -                          -                         (.05)    (.45)    (.47)    (.21)

From net                          -                          -                         (7.19)   (4.02)   (9.21)   (3.84)
realized gain

Total distributions               -                          -                         (7.24)   (4.47)   (9.68)   (4.05)

Net asset value, end of period   $ 66.43                    $ 55.66                   $ 54.11  $ 56.81  $ 52.48  $ 50.99

TOTAL RETURN B                    19.35%                     2.86%                     8.55%    16.98%   22.11%   (6.70)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 1,335                    $ 1,195                   $ 1,430  $ 1,332  $ 1,268  $ 1,193
millions)

Ratio of expenses to average      .59% A                     .62%                      .65%     .66%     .85%     1.04%
net assets

Ratio of expenses to average      .53% A, E                  .54% E                    .59% E   .64% E   .82% E   1.04%
net assets after expense
reductions

Ratio of net invest- ment         .29% A                     .10%                      .13%     1.77%    .82%     .39%
income to average net assets

Portfolio turnover rate           253% A                     348%                      334%     142%     186%     29%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.28 PER SHARE.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Trend Fund (the fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures transactions, foreign currency transactions, partnerships, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of

2. OPERATING POLICIES - CONTINUED

REPURCHASE AGREEMENTS - CONTINUED

the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $1,539,724,000 and $1,610,004,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .37% of average net assets after the performance adjustment.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES - CONTINUED

period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $201,000 for the period.

5. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $8,590,000. The weighted average interest rate was 5.06%.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $370,000 under this arrangement.

In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $7,000 and $9,000, respectively, under these arrangements.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

TRE-SANN-0899  82086
1.705631.101

CUSTODIAN
The Chase Manhattan Bank
New York, NY

FIDELITY'S GROWTH FUNDS
Aggressive Growth Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund(registered trademark)
Contrafund(registered trademark) II
Disciplined Equity Fund
Dividend Growth Fund
Export and Multinational Fund
Fidelity FiftySM
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium Fund (registered trademark)
OTC Portfolio
Retirement Growth Fund
Small Cap Selector
Small Cap Stock Fund
Stock Selector
Tax Managed Stock Fund
TechnoQuant (registered trademark)  Growth Fund
Trend Fund
Value Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated
 Service  Telephone    1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com